Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 267,367	$ 60,899	$ 131,656
Accounts Receivable	138,728	176,844	228,890
Prepaid expense	69,091	48,640	542,800
Inventory	761,875	681,709	805,845
Inventory deposits		141,164	91,641
Total Current Assets	1,237,061	1,109,256	1,800,832
Property and Equipment, net	2,745	5,266	66,990
OTHER ASSETS:
Lease Deposit		6,841	6,841
Investment
Total Other Assets		6,841	6,841
TOTAL ASSETS	1,239,806	1,121,363	1,874,663
CURRENT LIABILITIES:
Accounts payable and accrued expense	696,236	540,168	684,126
Accrued Interest – Convertible Debenture – Related Party	483,244	603,471	303,860
Loan – Officer - Related party	25,526	4,526	4,496
Loan – Working Capital	3,917,186	4,672,096	3,595,561
Loans - Nonrelated parties	15,649	15,649	25,746
Total Current Liabilities	5,137,841	5,835,910	4,613,789
Convertible Debenture –Related party	242,890	297,890	207,890
TOTAL LIABILITIES	5,380,731	6,133,800	4,821,679
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, $0.001 par value; 10,000,000 shares authorized; 319,659, 0 and 0 issued and outstanding, respectively at June 30, 2021, December 31, 2020 and December 31, 2019 Preferred shares Class B	320
Common Stock, $0.001 par value; 600,000,000 shares authorized at June 30,2021 and December 31,2020, 100,000,000 shares authorized at December 31,2019; 96,027,242 , 72,807,929 and 43,062,058 issued and outstanding, respectively at June 30, 2021, December 31, 2020 and December 31, 2019	96,027	72,808	43,062
Additional paid in capital	20,096,751	15,785,468	11,899,553
Accumulated deficit	(24,334,023)	(20,870,713)	(14,889,631)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	(4,140,925)	(5,012,437)	(2,947,016)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 1,239,806	$ 1,121,363	$ 1,874,663